Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 444,727	¥ 472,291
Loans, current		117,843,646	117,753,634
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	118,288,373	118,225,925
Loans, greater than 90 days past due and accruing		33,092	40,608
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		245,370	241,612
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		199,357	230,679
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		30,695	31,878
Loans, current		51,114,253	51,999,461
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	51,144,948	52,031,339
Loans, greater than 90 days past due and accruing		5,487	5,817
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		10,742	12,410
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		19,953	19,468
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,094	3,098
Loans, current		11,458,326	11,765,609
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,461,420	11,768,707
Loans, greater than 90 days past due and accruing			20
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,370	1,427
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,724	1,671
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		911	516
Loans, current		746,120	818,168
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	747,031	818,684
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		639	281
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		272	235
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,348	7,713
Loans, current		11,538,851	11,525,091
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,544,199	11,532,804
Loans, greater than 90 days past due and accruing		1,665	1,542
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,385	2,655
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,963	5,058
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,358	4,519
Loans, current		2,469,312	2,531,022
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	2,471,670	2,535,541
Loans, greater than 90 days past due and accruing		68	4
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,410	1,294
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		948	3,225
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		6,424	3,815
Loans, current		8,088,545	7,960,865
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	8,094,969	7,964,680
Loans, greater than 90 days past due and accruing		78	149
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,737	1,932
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,687	1,883
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		52	24
Loans, current		4,928,171	5,222,983
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	4,928,223	5,223,007
Loans, greater than 90 days past due and accruing		31
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due			3
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		52	21
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,166	799
Loans, current		1,576,755	1,633,418
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,577,921	1,634,217
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		740	583
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		426	216
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,790	436
Loans, current		8,649,385	8,859,289
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	8,651,175	8,859,725
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		116	337
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,674	99
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		9,552	10,958
Loans, current		1,658,788	1,683,016
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,668,340	1,693,974
Loans, greater than 90 days past due and accruing		3,645	4,102
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,345	3,898
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		6,207	7,060
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		37,673	55,373
Loans, current		38,490,217	37,239,855
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	38,527,890	37,295,228
Loans, greater than 90 days past due and accruing			2,244
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		16,279	5,268
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21,394	50,105
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		111,376	120,562
Loans, current		14,030,372	14,202,076
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	14,141,748	14,322,638
Loans, greater than 90 days past due and accruing		25,813	31,382
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		76,176	78,227
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		35,200	42,335
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		48,739	48,788
Loans, current		533,271	533,484
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	582,010	582,272
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		17,357	17,490
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		31,382	31,298
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		38,192	39,374
Loans, current		8,745,243	8,998,049
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	8,783,435	9,037,423
Loans, greater than 90 days past due and accruing		1,792	1,165
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality			438
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		24,640	25,162
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,552	14,212
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		178,052	176,316
Loans, current		4,930,290	4,780,709
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	5,108,342	4,957,025
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		100,176	103,055
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 77,876	¥ 73,261

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUAH do not include ¥438 million and nil of FDIC covered loans at March 31, 2017 and September 30, 2017, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.